Note 17 - Subsequent Events (Details Textual) - Subsequent Event [Member]		1 Months Ended
	Jul. 26, 2021 USD ($)	Jul. 31, 2021 USD ($) a $ / shares	Jul. 30, 2021 USD ($)
Acquisition, Area of Working Interests in Producing Properties and Salt-water Disposal Wells (Acre) | a		6,200
Payments of Dividends, Total	$ 9,300,000
Quarterly Dividend [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share) | $ / shares		$ 0.025
Special Dividend [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share) | $ / shares		$ 0.075
WTG Gas Processing, L.P. [Member]
Payments for Aid-in-construction		$ 3,900,000
Vested Stock Option Holders [Member]
Dividends, Total			$ 705,000
Unvested Stock Option Holders, One [Member]
Dividends, Total			125,000
Unvested Stock Option Holders, Two [Member]
Dividends, Total			$ 125,000